COMMITMENTS AND CONTINGENCIES (Details) - Schedule of future minimum lease payments	Dec. 31, 2014 USD ($)
Schedule of future minimum lease payments [Abstract]
2015	$ 28,255
2016	15,355
2017	15,208
Total	$ 58,818